Loans and Leases - Summary of New Troubled Debt Restructurings by Type of Modification (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Interest Only	$ 0	$ 0
Term	350	46
Combination	0	0
Total Modification	350	46
Commercial and Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Interest Only	0	0
Combination	0	0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Interest Only	0	0
Term		46
Combination	0	0
Total Modification		46
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Interest Only	0	0
Term	350
Combination	0	0
Total Modification	$ 350